WISDOMTREE TRUST

U.S. Equity ETFs

Developed World ex-U.S. ETFs

Currency Hedged Equity ETFs

Global/Global ex-U.S. ETFs

Emerging/Frontier Markets ETFs

Thematic ETFs

ESG ETFs

Supplement dated October 26, 2020

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and

Statement of Additional Information (“SAI”) for the 3/31 Fiscal Year End Equity ETFs

(each a “Fund” and collectively the “Funds”)

The following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds.

Effective immediately, Marlene Walker-Smith will replace Karen Q. Wong and Richard A. Brown as a member of the Sub-Adviser’s Equity Index Strategies Portfolio Management team primarily responsible for the day-to-day management of the Funds. Accordingly, all references to Karen Q. Wong and Richard A. Brown are deleted and replaced with Marlene Walker-Smith. The following changes are also being made:

1)	In the “Management - Portfolio Managers” section of each Fund’s Summary Prospectus, the following information is being added:

Marlene Walker-Smith, a Director, Co-Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since October 2020.

2)	In the “Management - Portfolio Managers” section of the Statutory Prospectus, the following information is being added:

Ms. Marlene Walker-Smith, a Director, Co-Head of Equity Index Portfolio Management, has been with the Sub-Adviser since 1995. Ms. Walker-Smith leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Previously, she served as an equity index portfolio manager and equity trader for the Sub-Adviser. Prior to joining the firm, Ms. Walker Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-001-1020